Subsequent Events - Additional Information (Detail) CAD in Millions, $ in Millions		1 Months Ended	3 Months Ended
	Jan. 28, 2015 USD ($)	Jan. 31, 2015 CAD	Mar. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD
Subsequent Event [Line Items]
Issuance of interest free loan for acquisition of building					CAD 20
Purchase option value of building				CAD 8
Scenario, Forecast [Member]
Subsequent Event [Line Items]
Gain (loss) on sale of building to purchased services and other, before tax			CAD 31
Gain (loss) on sale of building to purchased services and other, after tax			CAD 27
Subsequent Event [Member]
Subsequent Event [Line Items]
Notional amount of derivative instrument | $	$ 700
Loss on derivative instrument | $	50
Net proceeds from sale of assets		CAD 59
Subsequent Event [Member] | 2.900% 10-Year Notes Due February 1, 2025 [Member]
Subsequent Event [Line Items]
Debt instrument face amount | $	$ 700
Debt instrument interest rate	2.90%
Debt instrument term	10 years
Debt instrument maturity date	Feb. 01, 2025
Proceeds from issuance of debt instrument | $	$ 694